Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of normal recurring accruals and adjustments) necessary for the fair statement of the Company’s the financial position, results of operations and cash flows at the dates and for the periods indicated. The interim results for the nine months ended September 30, 2020 are not necessarily indicative of results for the full 2020 calendar year or any other future interim periods. The information included in the interim financial statements should be read in conjunction with the annual consolidated financial statements and accompanying notes included in the Prospectus.
The unaudited condensed consolidated financial statements include the accounts of American Well Corporation, its wholly-owned subsidiaries, those of professional corporations, which represent variable interest entities in which American Well has an interest and is the primary beneficiary (“PC”) and National Telehealth Network (“NTN”), an entity in which American Well controls fifty percent or more of the voting shares (see Note 4). Intercompany accounts and transactions have been eliminated in consolidation.
For substantially all of the Company’s subsidiaries the functional currency is the U.S. dollar. Foreign currency denominated monetary assets and liabilities are remeasured into U.S. dollars at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are remeasured into U.S. dollars at historical exchange rates. Gains or losses from foreign currency remeasurement and settlements are included in interest income and other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.
For consolidated entities where American Well owns or is exposed to less than 100% of the economics, the net income (loss) attributable to noncontrolling interests is recorded in the condensed consolidated statements of operations and comprehensive loss equal to the percentage of the economic or ownership interest retained in each entity by the respective non-controlling
party. The noncontrolling interests are presented as a separate component of stockholders’ deficit in the condensed consolidated balance sheets.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, revenue recognition, the estimated customer relationship period that is used in the amortization of deferred contract acquisition costs, the valuation of assets and liabilities acquired in business combinations, the useful lives of intangible assets and property and equipment and the valuation of common stock. The Company bases its estimates on historical experience, known trends, and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.
Due to the
COVID-19
global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the
COVID-19
pandemic. On an ongoing basis, the Company will continue to closely monitor the
COVID-19
impact on its estimates and assumptions.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, revenue recognition, the estimated customer relationship period that is used in the amortization of deferred contract acquisition costs, the valuation of assets and liabilities acquired in business combinations, the useful lives of intangible assets and property and equipment and the valuation of common stock. The Company bases its estimates on historical experience, known trends, and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.
Due to the
COVID-19
global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the
COVID-19
pandemic. On an ongoing basis, the Company will continue to closely monitor the
COVID-19
impact on its estimates and assumptions.

Segment Information
Segment Information
The Company’s chief operating decision makers (CODMs), its two Chief Executive Officers, review financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company operates and manages its business as one reportable and operating segment. In addition, substantially all of the Company’s revenue and long-lived assets are attributable to operations in the United States for all periods presented.

Segment Information
The Company’s chief operating decision makers (CODMs), its two Chief Executive Officers, review financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company operates and manages its business as one reportable and operating segment. In addition, substantially all of the Company’s revenue and long-lived assets are attributable to operations in the United States for all periods presented.

Variable Interest Entities
Variable Interest Entities
The Company evaluates its ownership, contractual and other interests in entities to determine if it has any variable interest in a variable interest entity (“VIE”). These evaluations are complex and involve judgment. If the Company determines that an entity in which it holds a contractual or ownership interest is a VIE and that the Company is the primary beneficiary, the Company consolidates such entity in its condensed consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively.
The aggregate carrying value of total assets and total liabilities included on the condensed consolidated balance sheets for the PCs after elimination of intercompany transactions were $31,987 and $2,216, respectively, as of September 30, 2020 and $35,714 and $5,777, respectively as of December 31, 2019.
Total revenue included on the condensed consolidated statements of operations and comprehensive loss for the PCs after elimination of intercompany transactions was $61,596 and $13,905 for the nine months ended September 30, 2020 and 2019, respectively. Net income included on the condensed consolidated statements of operations and comprehensive loss for the PCs after elimination of intercompany transactions was $42,644 and $13,267 for the nine months ended September 30, 2020 and 2019.

Variable Interest Entities
The Company evaluates its ownership, contractual and other interests in entities to determine if it has any variable interest in a variable interest entity (“VIE”). These evaluations are complex and involve judgment. If the Company determines that an entity in which it holds a contractual or ownership interest is a VIE and that the Company is the primary beneficiary, the Company consolidates such entity in its consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively.

Investment in Minority Owned Joint Venture
Investment in Minority Owned Joint Venture
The Company and Cleveland Clinic partnered to form a joint venture, under the name CCAW, JV LLC, to provide broad access to comprehensive and high acuity care services via telehealth. The Company does not have a controlling financial interest in CCAW, JV LLC, but it does have the ability to exercise significant influence over the operating and financial policies of CCAW, JV LLC. Therefore, the Company accounts for its investment in CCAW, JV LLC using the equity method of accounting. The joint venture is considered a variable interest entity under ASC
810-10,
but the Company is not the primary beneficiary as it does not have the power to direct the activities of the joint venture that most significantly impact its performance. The Company’s evaluation of ability to impact performance is based on Cleveland Clinic’s managing directors and Cleveland Clinic’s ability to appoint and remove the chairperson who has the ability to cast the tie breaking vote on the most significant activities.
During the nine months ended September 30, 2020, the Company contributed $2,940 as its initial investment for a 49% interest in CCAW, JV LLC. The agreement also requires aggregate total capital contributions by the Company up to an additional $11,800 in two phases, which is yet to be defined. For the nine months ended September 30, 2020, the Company recognized a loss of $1,250 as its proportionate share of the joint venture’s results of operations. Accordingly, the carrying value of the equity method investment as of September 30, 2020 was $1,690.

Concentrations of Credit Risk and Significant Customers
Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, investments and accounts receivable. The Company invests its excess cash with large financial institutions that the Company believes are of high credit quality. Cash and cash equivalents are invested in highly rated money market funds. At times the Company’s cash balances with individual banking institutions are in excess of federally insured limits. The Company’s investments are invested in U.S. government agency bonds. The Company has not experienced any losses on its deposits of cash, cash equivalents or investments. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
The Company performs ongoing assessments and credit evaluations of its customers to assess the collectability of the accounts based on a number of factors, including past transaction experience, age of the accounts receivable, review of the invoicing terms of the contracts, and recent communication with customers. The Company has not experienced significant credit losses from its accounts receivable. As of September 30, 2020 and December 31, 2019, no customer accounted for 10% or greater of outstanding accounts receivable.
During the nine months ended September 30, 2020, sales to one related party customer represented 22% of the Company’s total revenue. During the nine months ended September 30, 2019, sales to one related party customer represented 22% of the Company’s total revenue.

Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, investments and accounts receivable. The Company invests its excess cash with large financial institutions that the Company believes are of high credit quality. Cash and cash equivalents are invested in highly rated money market funds. At times the Company’s cash balances with individual banking institutions are in excess of federally insured limits. The Company’s investments are invested in U.S. government agency bonds. The Company has not experienced any losses on its deposits of cash, cash equivalents or investments. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
The Company performs ongoing assessments and credit evaluations of its customers to assess the collectability of the accounts based on a number of factors, including past transaction experience, age of the accounts receivable, review of the invoicing terms of the contracts, and recent communication with customers. The Company has not experienced significant credit losses from its accounts receivable.
As of December 31, 2018, one customer accounted for 18% of outstanding accounts receivable. As of December 31, 2019, no customer accounted for 10% or greater of outstanding accounts receivable. For the year ended December 31, 2018, sales to two related party customers represented 21% and 13% of the Company’s total revenue. For the year ended December 31, 2019, sales to one related party customer represented 23% of the Company’s total revenue.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement
(‘‘ASU
2018-13’’),
which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU
2018-13
include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU
2018-13
and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the condensed consolidated financial statements and disclosures.
In August 2018, the FASB issued ASU
2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing
Arrangement That Is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software.
The standard is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the condensed consolidated financial statements and disclosures.

Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
(“ASU
2016-02”),
which sets out the principles for the recognition, measurement, presentation, and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method for finance leases or on a straight-line basis over the term of the lease for operating leases. In addition, a lessee is required to record (i) a right-of-use
asset and a lease liability on its balance sheets for all leases with accounting lease terms of greater than 12 months regardless of whether it is an operating or finance lease and (ii) lease expense in its statement of operations for operating leases and amortization and interest expense in its statement of operations for finance leases. Leases with a term of 12 months or less may be accounted for similar to prior guidance for operating leases under ASC 840. In July 2018, the FASB issued ASU
No. 2018-11,
Leases (Topic 842),
which added an optional transition method that allows companies to adopt the standard as of the beginning of the year of adoption as opposed to the earliest comparative period presented. In November 2019, the FASB issued guidance delaying the effective date for all entities, except for public business entities. For public entities, ASU
2016-02
was effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For non-public
entities, this guidance is effective for annual periods beginning after December 15, 2020. Early adoption is permitted.
The Company adopted ASC 842 effective January 1, 2019, using the modified retrospective transition method. The transition method allows entities to apply the transition requirements at the effective date rather than at the beginning of the earliest comparative period presented. Accordingly, the Company did not restate the comparative period and its reporting for the comparative period is presented in accordance with ASC 840. Upon its adoption of ASC 842, the Company elected to apply the package of practical expedients permitted under the transition guidance to its entire lease portfolio as of January 1, 2019. As a result, the Company was not required to reassess (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases, and (iii) whether the initial direct costs for any existing leases met the new definition of initial direct costs at the initial application date. In connection with the adoption of ASC 842, the Company recorded an impact of $17,022 on its assets and $18,446 on its liabilities for the recognition of operating lease right-of-use-assets
and operating lease liabilities, respectively, which are primarily related to the lease of the Company’s corporate headquarters in Boston, Massachusetts. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.
In August 2016, the FASB issued ASU
2016-15,
Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, (Topic 230)
, which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. This standard clarifies the classification of certain cash receipts and cash payments in the statement of cash flows, including debt prepayment or extinguishment costs, settlement of contingent consideration arising from a business combination, insurance settlement proceeds, and distributions from certain equity method investees. The Company early adopted this standard on January 1, 2018. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.
In January 2017, the FASB issued
ASU No. 2017-01,
 Business Combinations (Topic 805): Clarifying the Definition of a Business
, which changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets and activities is not a business. The Company early adopted this ASU in the year ended December 31, 2018. The adoption of this ASU did not have a material impact on its consolidated financial statements.
In January 2017, the FASB issued
ASU No. 2017-04,
 Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. This ASU will simplify the measurement of goodwill by eliminating step two of the two-step impairment
test. Step two measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The new guidance requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax-deductible goodwill
on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The early adoption of this ASU in the year ended December 31, 2018 did not have a material impact on the Company’s consolidated financial statements.
In May 2017, the FASB issued
ASU No. 2017-09,
 Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting
, which provides clarity in applying the guidance in Topic 718 around modifications of stock-based payment awards. The adoption of this ASU in the year ended December 31, 2018 did not have a material impact on the Company’s consolidated financial statements.
In June 2018, the FASB issued ASU
No. 2018-07
, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
. The standard largely aligns the accounting for share-based payment awards issued to employees and non-employees
by expanding the scope of ASC 718 to apply to
non-employee
share-based transactions, as long as the transaction is not effectively a form of financing. The Company early adopted ASU
2018-07
on January 1, 2018, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement
(‘‘ASU
2018-13’’),
which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU
2018-13
include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU
2018-13
and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of ASU
2018-13
to have a significant impact on the Company’s consolidated financial statements and related disclosures.
In August 2018, the FASB issued
ASU 2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
 350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing
Arrangement That Is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software.
The standard is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU
2018-15
did not have a significant impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(‘‘ASU
2016-13’’),
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale
debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes may result in earlier recognition of credit losses. In November 2018, the FASB issued ASU
No. 2018-19,
Codification Improvements to
Topic 326, Financial Instruments—Credit Losses
, which narrowed the scope and changed the effective date for non-public
entities for ASU
2016-13.
The FASB subsequently issued supplemental guidance within ASU
No. 2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief
(‘‘ASU
2019-05’’).
ASU
2019-05
provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For public entities that are Securities and Exchange Commission filers, excluding entities eligible to be smaller reporting companies, ASU
2016-13
is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU
2016-13
is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. This standard will be effective for the Company on January 1, 2023. The Company is currently evaluating the impact that the adoption of ASU
2016-13
will have on its condensed consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which simplifies the accounting for income taxes by removing certain exceptions and clarifying and amending existing guidance. For public entities that are Securities and Exchange Commission filers, excluding entities eligible to be smaller reporting companies, ASU
2019-12
is effective for annual periods beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. The Company is planning on early adopting this standard on January 1, 2021. The Company is currently evaluating the impact that the adoption of ASU
2019-12
will have on its condensed consolidated financial statements.

Recently Issued Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that the Company adopts as of the specified effective date. The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale
debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes may result in earlier recognition of credit losses. In November 2018, the FASB issued ASU
No. 2018-19,
Codification Improvements to
Topic 326, Financial Instruments—Credit Losses
, which narrowed the scope and changed the effective date for non-public
entities for ASU
2016-13.
The FASB subsequently issued supplemental guidance within ASU
No. 2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief
(“ASU
2019-05”).
ASU
2019-05
provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For public entities that are Securities and Exchange Commission filers, excluding entities eligible to be smaller reporting companies, ASU
2016-13
is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU
2016-13
is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. This standard will be effective for the Company on January 1, 2023. The Company is currently evaluating the impact that the adoption of ASU
2016-13
will have on its consolidated financial statements.

Accounts Receivable, Net
Accounts Receivable, Net
Accounts receivable primarily consist of amounts billed currently due from customers. Accounts receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. In determining the amount of the allowance at each reporting date, the Company makes judgments about general economic conditions, historical write-off
experience and any specific risks identified in customer collection matters, including the aging of unpaid accounts receivable and changes in customer financial conditions. Account balances are written off after all means of collection are exhausted and the potential for non-recovery
is determined to be probable. Adjustments to the allowance for doubtful accounts are recorded as general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Accounts Receivable, Net
Accounts receivable primarily consist of amounts billed currently due from customers. Accounts receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. In determining the amount of the allowance at each reporting date, the Company makes judgments about general economic conditions, historical write-off
experience and any specific risks identified in customer collection matters, including the aging of unpaid accounts receivable and changes in customer financial conditions. Account balances are written off after all means of collection are exhausted and the potential for non-recovery
is determined to be probable. Adjustments to the allowance for doubtful accounts are recorded as general and administrative expenses in the consolidated statements of operations and comprehensive loss.
Unbilled accounts receivable represents amounts for which the Company has recognized revenue, pursuant to its revenue recognition policy, for professional services already performed but billed in arrears. The unbilled accounts receivable balance was $503 and $1,622 as of December 31, 2018 and 2019, respectively.

Foreign Currency
Foreign Currency
The Company’s reporting currency is the U.S. dollar. The Company determines the functional currency of each subsidiary based on the currency of the primary economic environment in which each subsidiary operates. Items included in the financial statements of such subsidiaries are measured using that functional currency.
For substantially all of the Company’s subsidiaries the functional currency is the U.S. dollar. Foreign currency denominated monetary assets and liabilities are remeasured into U.S. dollars at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are remeasured into U.S. dollars at historical exchange rates. Gains or losses from foreign currency remeasurement and settlements are included in interest income and other income (expense), net in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2018 and 2019, the Company’s gains or losses from foreign currency remeasurement and settlements were not material.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments purchased with maturities of three months or less at the date of purchase to be cash equivalents.

Restricted Cash
Restricted Cash
As of December 31, 2018 and December 31, 2019, the Company maintained letters of credit totaling $6,095 and $1,143, respectively, for the benefit of the landlord of its leased property and performance surety bonds. The Company has classified $5,000 as current as of December 31, 2018 and $1,095 and $1,143 as non-current
on its consolidated balance sheet as of December 31, 2018 and 2019, respectively.

Investments
Investments
The Company’s investments are classified
as available-for-sale and
are carried at fair value, with the unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in total stockholders’ deficit. The Company has classified its available-for-sale
investments as current assets on the consolidated balance sheet as these investments generally consist of highly marketable securities that are identified to be available to meet near-term cash requirements.
Realized gains and losses and declines in value determined to be other than temporary are based on the specific identification method and are included as a component of interest income and other income (expense), net in the consolidated statements of operations and comprehensive loss.
The Company periodically evaluates its investments for other-than-temporary impairment. When assessing investments for other-than-temporary declines in value, the Company considers such factors as, among other things, how significant the decline in value is as a percentage of the original cost, how long the market value of the investment has been less than its original cost, the Company’s ability and intent to retain investment for a period of time sufficient to allow for any anticipated recovery in fair value and market conditions in general. If any adjustment to fair value reflects a decline in the value of the investment that the Company considers to be “other than temporary,” the Company reduces the investment through a charge to the consolidated statement of operations and other comprehensive income (loss). No such adjustments were necessary during the periods presented.
As of December 31, 2019, there were no investments that had been in a continuous loss position for more than 12 months.

Inventories
Inventories
The Company values all of its inventories, which consist primarily of raw material hardware components, at the lower of cost or net realizable value on a first-in, first-out basis
(“FIFO”). Write-offs of potentially slow moving or damaged inventory are recorded through specific identification of obsolete or damaged material.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are recognized using the straight-line method over the useful life of the assets. Computer equipment is depreciated over three to four years. Computer software, furniture and fixtures and office equipment are depreciated over three years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the related asset. Repairs and maintenance costs are expensed as incurred. When assets are sold or retired, the cost and related accumulated depreciation or amortization are removed from the accounts, with any resulting gain or loss recorded in the consolidated statements of operations and comprehensive loss.

Business Combinations
Business Combinations
The Company accounts for business combinations using the acquisition method of accounting. Application of this method of accounting requires that (i) identifiable assets acquired (including identifiable intangible assets) and liabilities assumed generally be measured and recognized at fair value as of the acquisition date and (ii) the excess of the purchase price over the net fair value of identifiable assets acquired and liabilities assumed be recognized as goodwill. Transaction costs related to business combinations are expensed as incurred in general and administrative expense in the consolidated statement of operations and comprehensive loss.
Determining the fair value of assets acquired and liabilities assumed, and the allocation of the purchase price requires management to use judgment and estimates, especially with respect to intangible assets. Critical estimates in valuing certain identifiable assets include, but are not limited to, estimates of future revenue and cash flows, expected long-term market growth, future expected operating expenses, and appropriate discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, the Company may record certain adjustments to the carrying value of the assets acquired and liabilities assumed with the corresponding offset to goodwill. After the measurement period, which could last up to one year after the transaction date, all adjustments are recorded in the consolidated statements of operations and comprehensive loss.

Goodwill
Goodwill
The Company recognizes the excess of the purchase price over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized but is tested for impairment annually on November 30 or more frequently if events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The Company’s goodwill impairment tests are performed at the enterprise level given the Company’s single reporting unit.
The Company’s goodwill impairment analysis first assesses qualitative factors to determine whether events or circumstances existed that would lead the Company to conclude it is more likely than not that the fair value of the reporting unit is below its carrying amount. If the Company determines that it is more likely than not that the fair value of the reporting unit is below the carrying amount, a quantitative goodwill assessment is required. In the quantitative evaluation, the fair value of the reporting unit is determined and compared to the carrying value. If the fair value estimate is less than the carrying value, goodwill is considered impaired for the amount by which the carrying amount exceeds the reporting unit’s fair value with the maximum impairment being equal to the carrying value of goodwill. A charge is reported as impairment of goodwill in the consolidated statements of operations and comprehensive loss.
In each of its annual goodwill impairment tests performed as of November 30, 2018 and 2019, the Company performed a quantitative goodwill assessment, and the estimated fair value of the Company’s single reporting unit exceeded its carrying amount. Therefore, during the years ended December 31, 2018 and 2019, the Company did not recognize any impairment charges related to goodwill.

Intangible Assets
Intangible Assets
Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired and reported net of accumulated amortization, separately from goodwill. Finite-lived intangible assets, which primarily consist of customer relationships, contractor relationships, technology and trade name, are stated at historical cost and amortized over the assets’ estimated useful lives.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist primarily of property and equipment and intangible assets. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets, among others. When testing for asset impairment, the Company groups assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than the asset’s carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value. To date, the Company has not recorded any impairment losses on long-lived assets. No events or changes in circumstances existed to require an impairment assessment during the years ended December 31, 2018 and 2019.

Deferred Offering Costs
Deferred Offering Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process
equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in
capital generated as a result of the offering. Should the equity financing no longer be considered probable of being consummated, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. No deferred offering costs have been capitalized in the consolidated balance sheet as of December 31, 2018 and 2019.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred and are included in sales and marketing expense in the consolidated statement of operations and comprehensive loss. For the years ended December 31, 2018 and 2019, the Company’s advertising expenses were $2,453 and $6,107, respectively.

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expenses include payroll, employee benefits and other expenses associated with product development.

Internal-Use Software
Internal-Use
Software
The Company evaluates development costs incurred in connection with its internal-use
software for capitalization. Qualifying costs incurred to develop internal-use
software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and performed as intended. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Capitalized internal-use
software development costs are amortized using the straight-line method over an estimated useful life of three years. Such amortization expense for internal-use
software is classified as cost of revenues in the consolidated statements of operations and comprehensive loss. Capitalized internal-use
software costs were not material to the Company’s consolidated financial statements during the years ended December 31, 2018 and 2019.

Stock-Based Compensation
Stock-Based Compensation
The Company measures all stock options and other stock-based awards granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. Generally, the Company issues stock options to employees with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has periodically issued restricted stock units (“RSU’s”) to employees with only service-based vesting conditions and records the expense for these awards using the straight-line method.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award’s recipient’s payroll costs are classified.
The Company recognizes compensation expense for only the portion of awards that are expected to vest. In developing a forfeiture rate estimate, the Company has considered its historical experience to estimate pre-vesting
forfeitures for service-based awards. The impact of a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual forfeiture rate is materially different from the Company’s estimate, the Company may be required to record adjustments to stock-based compensation expense in future periods.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Deferred Contract Acquisition Costs
Deferred Contract Acquisition Costs
The Company capitalizes sales commissions and certain parts of the Company bonus that are incremental to the acquisition of customer contracts. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans if the commissions are in fact incremental and would not have occurred absent the customer contract.
Sales commissions paid upon the initial acquisition of a contract are amortized over an estimated period of benefit of five years. No sales commissions are paid on customer renewals. Amortization is recognized on a straight-line basis commensurate with the pattern of revenue recognition. The Company determined the period of benefit for commissions paid for the acquisition of initial contracts by taking into consideration the commitment term of the customer contract, the nature of the Company’s technology development life cycle, and an estimated customer relationship period. Amortization of deferred contract acquisition costs is included in sales and marketing expenses in the accompanying consolidated statements of operations and comprehensive loss.

The Company reviews these deferred costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred contract acquisition costs. There were no impairment losses recorded during the periods presented.

Deferred Contract Fulfillment Costs
Deferred Contract Fulfillment Costs
The Company capitalizes costs to fulfill contracts with customers in “Prepaid expenses and other current assets” and “Other assets” on its consolidated balance sheet. The Company amortizes these costs to cost of revenue in the consolidated statement of operations and comprehensive loss consistent with the revenue recognition of the performance obligations in the associated contracts. The Company assesses these costs for impairment at the end of each reporting period. There were no impairment losses recorded during the periods presented.

Comprehensive Loss	Comprehensive Loss Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income, and to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. The potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimating the future taxable profits.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Net Loss per Share
Net Loss per Share
The Company follows the
two-class
method when computing net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income or loss available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income or losses for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net losses attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period, including potential dilutive common shares.
The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends, but contractually does not require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued, as their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2018 and 2019.

Revenue Recognition
Revenue Recognition
The Company elected to early adopt Accounting Standards Codification Topic 606 (“ASC 606
”), Revenue from Contracts with Customers
, effective January 1, 2017 using the full retrospective transition method. Therefore, the Company is presenting the consolidated financial statements for all periods presented in accordance with ASC 606.
The Company applied ASC 606 using practical expedients where:

•
The measurement of the transaction price excludes all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue transaction and collected by the Company from a customer;

•	The value of unsatisfied performance obligations for contracts with an original expected length of one year or less has not been disclosed;

•
The Company recognizes revenue in the amount for which the Company has the right to invoice if the Company has a right to payment from a customer in an amount that corresponds directly with the value of the Company’s performance completed to date;

•
The Company recognizes the promised amount of consideration without adjusting for the effects of a significant financing component if the Company expects, at contract inception, that the period between the transfer of goods or services to the customer and when the customer pays for that good or service will be one year or less.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to receive in exchange for the goods or services. To achieve the core principle of ASC 606, the Company applies the following steps:
1. Identify the customer contract
The Company considers the terms and conditions of the contract and its customary business practices in identifying its contracts under ASC 606. The Company determines that it has a contract with a customer when the contract is approved, the Company can identify each party’s rights regarding the goods or services to be transferred, the Company can identify the payment terms, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit and financial information pertaining to the customer.

2. Identify performance obligations
A performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.
3. Determine the transaction price
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer. The Company estimates any variable consideration to which it will be entitled at contract inception and reassesses at each reporting date when determining the transaction price. The Company does not include variable consideration to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when any uncertainty associated with the variable consideration is resolved.
The Company’s contracts do not contain refund provisions for fees earned related to services performed. However, if the Company’s services do not meet certain service level commitments, customers are entitled to receive service credits, which represents a form of variable consideration. The Company has historically not experienced any significant incidents affecting the defined levels of reliability and performance as required by the Company’s contracts. Accordingly, any estimated credits related to these agreements in the consolidated financial statements are not material during the periods presented. If client performance guarantees are not being achieved, the Company will deduct from revenue an estimate of the amount that will be due at the end of the respective client’s contractual period.
Customers may be billed prior to the related goods or services being transferred to the customer. In determining the transaction price, the Company adjusts the promised amount of consideration for a significant financing component if the timing of payments agreed to by the parties in the contract provide the customer a significant benefit of financing. When a contract with a customer includes a significant financing component as a result of an advance payment to the Company, the transaction price is adjusted using the discount rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. For the years ended December 31, 2018 and 2019, the effect of the financing component is not significant and does not materially change the amount of revenue that would be recognized under a contract.
4. Allocate the transaction price to the distinct performance obligations
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). The Company determines SSP for its performance obligations using observable inputs. SSP is consistent with the Company’s overall pricing objectives and reflects the amount the Company would charge for that performance obligation if it were sold separately in a standalone sale, and the price the Company would sell to similar customers in similar circumstances.

5. Recognize revenue as the performance obligations are satisfied
Revenue is recognized when or as control of the promised goods or service is transferred to the customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.
Nature of goods and services
Platform subscription
The Company generates revenue primarily from contracts with customers who purchase subscriptions to access to the Company’s hosted telehealth platform which includes access to the Company’s affiliated medical group.
The Company’s customers do not have the right to take possession of the Company’s software operating its telehealth platform at any time. Instead, customers are granted access to the Company’s platform over the contractual period. Access to the platform, including the stand ready obligation to provide access to the affiliated medical group, represents a series of distinct services as the Company continually provides access to and fulfills its obligation to the customer over the contract term. The typical contract term is three years. Most of the Company’s contracts are non-cancelable
over the contractual term. Customers typically have the right to terminate their contracts for cause if the Company fails to perform in accordance with the contractual terms.
For customers who purchase access to the enterprise telehealth platform (the “Amwell Platform”), the Company hosts a dedicated instance of the telehealth platform, white-labeled under the customer’s own name, branding, and with customized workflows and operating choices. The implementation services for the Amwell Platform are not distinct within the context of the contract because the Company’s promise to perform the implementation services are not separately identifiable from the access to the Amwell Platform. The implementation services, which customize the customer’s Amwell Platform, are integral to the customer’s ability to derive its intended benefit from the Amwell Platform. The development and implementation services generally span several months and cannot be performed by another entity. Therefore, access to the Amwell Platform and the implementation services are bundled together and represent a single performance obligation. The fixed consideration related to the single performance obligation is generally recognized on a straight-line basis over the contract term beginning on the date access to the Amwell Platform is provided. The Company uses a time-elapsed method to measure progress because the Company transfers control evenly over the contractual period.
Customers can also purchase access to the Company’s
co-branded
telehealth practice hosted on the Company’s shared services platform (the “Amwell Practice”). The implementation services for the Amwell Practice do not significantly modify or customize the Amwell Practice, typically occur over a few days, and can be performed by other entities. Therefore, access to the Amwell Practice and the implementation services are separate outputs promised by the Company and represent two distinct performance obligations. The total fixed consideration is allocated to each distinct performance obligation based on SSP which reflects the amount that the Company charges for each performance obligation if it was sold separately in a standalone sale. The fixed consideration to access the Amwell Practice is recognized on a straight-line basis over the contract term beginning on the date access to the Amwell Practice is provided. A time-elapsed method is used to measure progress because the Company transfers control evenly over the contractual period. The fixed consideration related to the implementation services is recognized as the services are performed.
In addition to the fixed consideration received from the Amwell Platform and Amwell Practice, the Company can also receive variable consideration based on the number of members serviced (that is, a stated fee per member per month). The Company allocates the per member per month variable consideration to the month that the fee is earned, correlating with the amount of services it is providing, which is consistent with the allocation objective of the series guidance. Revenue recognized from the per member per month variable consideration does not represent a significant portion of total revenue for the years ended December 31, 2018 and 2019.

Some contracts with customers contain a renewal option which allows the customer to continue access to the Company’s hosted telehealth platform for a stated price after the initial contractual term has ended. These renewal options are evaluated on a case-by-case
basis but generally do not provide a material right as they are priced at or above the price for the same service that the Company offers to similar customers and, as such, would not result in a separate performance obligation.
Visits
The Company also generates revenue when either the Amwell Platform or the Amwell Practice is utilized to conduct a medical visit. In the event of a visit, the fee that is earned upon completion of the visit is allocated to the specific day of performance, as the visit fee meets the criteria to allocate variable consideration to a distinct service within a series of distinct services that comprise the single performance obligation. Therefore, visit fees are recognized when the visits are completed, and the Company has delivered on its stand-ready obligation to provide access to the medical professional.
In addition, customers can visit with the Company’s affiliated medical group without purchasing access to an Amwell Platform or Amwell Practice. These direct-to-consumer
telehealth visits are available through the Company’s website where customers can conduct a visit with the Company’s affiliated medical group for a fixed fee. The Company’s affiliated medical group is responsible for fulfilling the promise to the customer to perform the medical visit. The Company has discretion in establishing the price for the visit, is responsible for the resolution of any customer issues, and is exposed to credit risk for the receivable due from the customer. Therefore, the Company recognizes the visit fee on a gross basis upon completion of the visit.
Other
Other revenue primarily represents professional services associated with the Company’s hosted telehealth platform. After implementation of the hosted telehealth platform has been completed, some customers purchase other professional services, which are designed to help customers enhance their ability to use the Company’s telehealth platform. For the majority of arrangements, the Company prices these professional services on a time and material basis, has standalone selling price for these services, and recognizes revenue as services are performed. Other revenue also includes sale of hardware products, such as the Company’s telehealth carts and kiosks. Revenue from the sale of hardware products to customers is recognized upon the transfer of control, which occurs upon shipment of the product.
The following table presents the Company’s revenues disaggregated by revenue source:

	Year Ended December 31,
	2018	2019
Platform subscription	$69,208	$83,705
Visits	26,539	40,701
Other	18,208	24,451

Total Revenue	$113,955	$148,857

Deferred Revenue
Deferred Revenue
Deferred revenue includes amounts collected or billed in excess of revenue recognized. Deferred revenue is recognized as revenue as the related performance obligations are satisfied. Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as a current liability and the remaining portion is recorded as a noncurrent liability on the consolidated balance sheet.

Leases
Leases
Accounting under ASC 840
The Company leases its corporate headquarters under noncancelable lease agreements which are accounted for as operating leases. Rent expense is recorded on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays and rent escalation provisions. For these leases, the Company recognizes the related rent expense on a straight-line basis over the lease term. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent and amortized over the lease term. The Company records deferred rent in accrued expenses on the consolidated balance sheets.
Accounting under ASC 842
Prior to January 1, 2019, the Company accounted for leases under ASC 840, Leases (‘‘ASC 840’’). The Company adopted ASC 842, Leases (‘‘ASC 842’’), effective January 1, 2019 using the modified retrospective transition method. Under this method, financial statements for reporting periods after adoption are presented in accordance with ASC 842 and prior-period financial statements continue to be presented in accordance with ASC 840, the accounting standard originally in effect for such periods.
In accordance with ASC 842, the Company determines at the inception of a contract if such arrangement is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use
asset and a lease liability on the consolidated balance sheet for all leases with an initial lease term of greater than 12 months. Leases with an initial term of 12 months or less are not recorded on the balance sheet, but payments are recognized as expense on a straight-line basis over the lease term.
The Company’s contracts may contain both lease and
non-lease
components.
Non-lease
components may include maintenance, utilities, and other operating costs. Subsequent to the Company’s adoption of ASC 842 as of January 1, 2019, the Company combines the lease and non-lease
components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use
assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.
Lease liabilities and their corresponding
right-of-use
assets are recorded based on the present value of future lease payments over the expected lease term. The Company determines the present value of future lease payments by using its estimated secured incremental borrowing rate for that lease term as the interest rate implicit in the lease is not readily determinable. The Company estimates its secured incremental borrowing rate for each lease based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.
Certain of the Company’s leases include options to extend or terminate the lease. The amounts determined for the Company’s right-of-use
assets and lease liabilities generally do not assume that renewal options or early-termination provisions, if any, are exercised, unless it is reasonably certain that the Company will exercise such options.